Stockholders' Equity (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Number of Warrants
Balance outstanding, begining	3,600,000	1,800,000	1,125,000
Granted	4,233,674	581,250	3,625,000
Exercised	(7,558,674)	(581,250)	(2,950,000)
Forfeited/expired
Balance outstanding, ending	275,000	3,600,000	1,800,000
Exercisable, ending	275,000	1,800,000
Weighted Average Exercise Price
Balance outstanding, begining	$ 0.050	$ 0.09	$ 0.15
Granted	0.050	0.01	0.01
Exercised	0.026	0.01	0.01
Forfeited/expired
Balance outstanding, ending	0.005	0.050	$ 0.09
Exercisable, ending	$ 0.005	$ 0.1
Weighted Average Remaining Contractual Term
Balance outstanding, begining	4 years 1 month 28 days	3 years 2 months 15 days	8 years 5 months 26 days
Granted	3 years 1 month 28 days	2 years 3 months 21 days	3 years 11 months 1 day
Exercised	3 years 6 months 4 days	4 years 2 months 26 days	3 years 11 months 1 day
Balance outstanding, ending	2 years 5 months 19 days	4 years 1 month 27 days	3 years 2 months 15 days
Exercisable, ending	2 years 5 months 19 days	4 years 1 month 27 days